Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Subsidiaries, VIEs and VIEs' Subsidiaries

As of December 31, 2018, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Major subsidiaries
Momo Technology HK Company Limited (“Momo HK”)
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)
Momo Technology Overseas Holding Company Limited (“Momo BVI”)
Momo Information Technologies Corp. (“Momo US”)
Qool Media HongKong Limited (“QOOL HK”)
Tantan Limited (“Tantan”)
Tantan Hong Kong Limited (“Tantan HK”)
Tantan Social Inc. (“Tantan US”)
Tantan Technology (Beijing) Co., Ltd. (“Tantan Technology”)
QOOL Media Inc. (“QOOL Inc.”)
QOOL Media Technology (Tianjin) Co., Ltd. (“QOOL Media”)
Major VIEs
Beijing Momo Technology Co., Ltd. (“Beijing Momo”) *
QOOL Media (Tianjin) Co., Ltd. (“QOOL Tianjin”) *
Tantan Culture Development (Beijing) Co., Ltd. (“Tantan Culture”) *
Major VIEs’ subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”) *
Tianjin Heer Technology Co., Ltd. (“Tianjin Heer”) *
Loudi Momo Technology Co., Ltd. (“Loudi Momo”) *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions

The following consolidated financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	410,611	1,502,395
Accounts receivable, net of allowance for doubtful accounts of RMB585 and RMB nil as of December 31, 2017 and 2018, respectively	257,633	719,606
Amount due from related parties	33,460	—
Prepaid expenses and other current assets	371,220	425,974
Short-term investment	10,500	—

Total current assets	1,083,424	2,647,975

Property and equipment, net	52,568	72,539
Intangible assets	48,554	42,821
Rental deposits	10,471	11,619
Other non-current assets	50,000	67,480
Long-term investments	281,935	447,465
Deferred tax assets	6,908	52,887
Goodwill	22,130	22,130

Total assets	1,555,990	3,364,916

Accounts payable	357,437	549,173
Deferred revenue	421,528	441,392
Accrued expenses and other current liabilities	200,406	304,363
Amounts due to related parties	188	43,213
Income tax payable	76,549	113,733

Total current liabilities	1,056,108	1,451,874

Deferred tax liabilities	12,138	10,705

Total liabilities	1,068,246	1,462,579

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	3,707,358	8,886,390	13,408,421
Net income	2,268,098	4,890,438	6,292,183
Net cash provided by operating activities	2,401,340	4,997,183	5,913,709
Net cash used in investing activities	(73,224)	(174,333)	(151,546)
Net cash provided by financing activities	—	490	—